Stock-Based Compensation Schedule Of Share Based Compensation Stock Options Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Aug. 20, 2012	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning of period		5,374,806	4,517,063
Granted		1,709,102	1,907,483
Exercised			(188,951)
Forfeited			(777,912)
Expired			(82,877)
End of period		1,709,102	5,374,806
Options exercisable at end of period			883,933
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding		$ 5.78	$ 4.84
Granted	$ 2.77	$ 15.76	$ 7.36
Exercised			$ 3.49
Forfeited			$ 3.66
Expired			$ 15.56
Outstanding		$ 15.76	$ 5.78
Exercisable			$ 10.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Outstanding		$ 6.1	$ 41.7
Options exercisable at end of period			$ 5.2
Options, Outstanding, Weighted Average Remaining Contractual Life (years)		10 years	8 years
Options, exercisable, Weighted Average Remaining Contractual Life (years)			6 years